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                                                     Registration No. 333-05593
                                                     Registration No. 811-07659
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [X]
                        Pre-Effective Amendment No.                  [_]
                      Post-Effective Amendment No. 78                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [X]
                             Amendment No. 364                       [X]
                       (Check appropriate box or boxes)

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                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On October 21, 2015 pursuant to paragraph (b)(1)(iii) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [X]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                                     NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 78 is to delay the effective date of Post-Effective Amendment Nos. 76 and 77, which were filed on July 31, 2015 and September 28, 2015, respectively. The PEA does not amend or delete the currently effective Prospectuses, Statements of Additional Information or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates staff comments and any required missing information or items.

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                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 13th day of October, 2015.

                                       SEPARATE ACCOUNT NO. 49 OF
                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                       By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                       By:  /s/ Shane Daly
                                            ------------------------------------
                                            Shane Daly
                                            Vice President and Associate
                                            General Counsel

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                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 13th day of October, 2015.

                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                        By:  /s/ Shane Daly
                                             -----------------------------------
                                             Shane Daly
                                             Vice President and Associate
                                             General Counsel

       As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer, President and
                                         Director

PRINCIPAL FINANCIAL OFFICER:

*Anders Malmstrom                        Senior Executive Director and Chief
                                         Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Director, Chief Accounting
                                         Officer and Controller

*DIRECTORS:

Mark Pearson                 Daniel G. Kaye     Henri de Castries
Denis Duverne                Ramon de Oliveira  Lorie A. Slutsky
Barbara Fallon-Walsh         Kristi A. Matus    Richard C. Vaughan

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      October 13, 2015